Finance Costs - Narrative (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Finance costs paid	[1]	$ (65.5)	$ (50.0)	$ (26.0)
Credit Facility
Disclosure of detailed information about borrowings [line items]
Finance costs paid		(65.5)	(50.0)
Payment of debt issuance costs		$ 0.4	$ 0.8	$ 3.6

[1]	Finance costs paid include debt issuance costs paid of $0.4 in 2023 (2022— $0.8; 2021 — $3.6).